Income taxes - Summary of Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning balance	$ 95,554	$ 97,396	$ 97,344	$ 107,583
Charged to income tax expense (recovery)	(10,058)	676	(13,846)	(791)
Charged (reduction) to OCI	(5,507)	(6,418)	(3,509)	(15,138)
Ending balance	$ 79,989	$ 91,654	$ 79,989	$ 91,654